Investments	9 Months Ended
Sep. 30, 2018
Notes
Investments

Note 3:  Investments

Debt Securities

The amortized cost, gross unrealized gains and losses, and estimated fair values, as reported on the balance sheet, of debt securities at September 30, 2018 are as follows:

	Amortized	Gross Unrealized		Estimated
	Cost	Gains	Losses	Fair Value

U.S. government and agencies	$ 8,745	$ -	$ (790)	$ 7,955
Residential mortgage-backed securities	1,355	58	-	1,413

Total debt securities	$ 10,100	$ 58	$ (790)	$ 9,368

The amortized cost, gross unrealized gains and losses, and estimated fair values, as reported on the balance sheet, of debt securities at December 31, 2017 are as follows:

	Amortized	Gross Unrealized		Estimated
	Cost	Gains	Losses	Fair Value

U.S. government and agencies	$ 9,052	$ 5	$ (103)	$ 8,954
Residential mortgage-backed securities	1,598	115	-	1,713

Total debt securities	$ 10,650	$ 120	$ (103)	$ 10,667

No investments were non-income producing during the three and nine months ended September 30, 2018 or 2017.

The amortized cost and estimated fair values of investments in debt securities at September 30, 2018, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties.  Because of the potential for prepayment on residential mortgage-backed securities, such securities have not been displayed in the table below by contractual maturity.

	Amortized	Estimated
	Cost	Fair Value

Due after ten years	$ 8,745	$ 7,955
Residential mortgage-backed securities	1,355	1,413

Total debt securities	$ 10,100	$ 9,368

Net Investment Income

Sources of investment income for the years ended September 30 are summarized as follows:

	Three months ended		Nine months ended
	September 30,		September 30,
	2018	2017	2018	2017

Gross investment income:
Debt securities	$ 75	$ 80	$ 229	$ 243
Cash and cash equivalents	127	61	293	140

Total gross investment income	202	141	522	383
Investment expenses	(4)	10	(14)	(15)

Net investment income	$ 198	$ 151	$ 508	$ 368

Net Realized Investment Gains

There were no sales or transfers of debt securities for the three and nine months ended September 30, 2018 or 2017 that resulted in a realized investment gain or loss.

Other-Than-Temporary Investment Impairments

Investment securities are reviewed for OTTI on an ongoing basis. The Company creates a watchlist of securities based largely on the fair value of an investment security relative to its cost basis. When the fair value drops below the Company’s cost, the Company monitors the security for OTTI. The determination of OTTI requires significant judgment on the part of the Company and depends on several factors, including, but not limited to:

•         The existence of any plans to sell the investment security.

•         The extent to which fair value is less than book value.

•         The underlying reason for the decline in fair value (credit concerns, interest rates, etc.).

•         The financial condition and near term prospects of the issuer/borrower, including the ability to meet contractual obligations, relevant industry trends and conditions.

•         The Company’s intent and ability to retain the investment for a period of time sufficient to allow for an anticipated recovery in fair value.

•         The Company’s ability to recover all amounts due according to the contractual terms of the agreements.

•         The Company’s collateral position in the case of bankruptcy or restructuring.

A debt security is considered other-than-temporarily impaired when the fair value is less than the amortized cost basis and its value is not expected to recover through the Company's anticipated holding period of the security. If a credit loss exists, but the Company does not intend to sell the impaired debt security and is not more likely than not to be required to sell before recovery, it is required to bifurcate the impairment into the loss that is attributable to credit and non-credit related risk. The credit portion of the OTTI is the difference between the present value of the expected future cash flows and amortized cost. Only the estimated credit loss amount is recognized in earnings, with the remainder of the loss amount recognized in other comprehensive income (loss). If the Company intends to sell, at the time this determination is made, the Company records a realized loss equal to the difference between the amortized cost and fair value. The fair value of the other-than-temporarily impaired security becomes its new cost basis. In determining whether an unrealized loss is expected to be other than temporary, the Company considers, among other factors, any plans to sell the security, the severity of impairment, financial position of the issuer, recent events affecting the issuer’s business and industry sector, credit ratings, and the ability of the Company to hold the investment until the fair value has recovered at least its cost basis.

For securitized debt securities, the Company considers factors including residential property changes in value that vary by property type and location and average cumulative collateral loss rates that vary by vintage year. These assumptions require the use of significant management judgment and include the probability of issuer default and estimates regarding timing and amount of expected recoveries. In addition, projections of expected future debt security cash flows may change based upon new information regarding the performance of the issuer and/or underlying collateral.

For certain securitized financial assets with contractual cash flows, the Company is required to periodically update its best estimate of cash flows over the life of the security. If the fair value of a securitized financial asset is less than its cost or amortized cost and there has been a decrease in the present value of the estimated cash flows since the last revised estimate, considering both timing and amount, an OTTI charge is recognized. The Company also considers its intent and ability to retain a temporarily impaired security until recovery. Estimating future cash flows involves judgment and includes both quantitative and qualitative factors. Such determinations incorporate various information and assessments regarding the future performance of the underlying collateral.  In addition, projections of expected future cash flows may change based upon new information regarding the performance of the underlying collateral.

Management has completed a review for other-than-temporarily impaired securities at September 30, 2018 and 2017 and recorded no OTTI. As a result of the subjective nature of these estimates, however, provisions may subsequently be determined to be necessary as new facts emerge and a greater understanding of economic trends develops. Consistent with the Company’s practices, OTTI will be recorded as appropriate and as determined by the Company’s regular monitoring procedures of additional facts.

Net Unrealized Investment Gains (Losses)

The components of net unrealized investment gains (losses) included in accumulated other comprehensive income (loss) at September 30, 2018 and December 31, 2017 were as follows:

	September 30, 2018	December 31, 2017

Debt securities	$ (732)	$ 17
Deferred income taxes	154	(6)

Net unrealized investment gains (losses)	$ (578)	$ 11

At September 30, 2018, the Company owned one debt security with a fair value of $7,955 in an unrealized loss position of $790 for more than twelve months. At December 31, 2017, the Company owned one debt security with a fair value of $8,207 in an unrealized loss position of $103 for more than twelve months.

Embedded Derivatives

The Company issues single premium deferred annuity and flexible premium deferred variable annuity contracts that contain embedded derivatives. Such embedded derivatives are separated from their host contracts and recorded at fair value. The fair value of the embedded derivatives, which are reported as part of assets on deposit and policyholder account balances in the balance sheets, were an asset of $651,452 and a liability of $651,452 as of September 30, 2018 and an asset of $471,192 and a liability of $471,192 as of December 31, 2017. The increase in fair value related to embedded derivatives from the date of deposit was $97,405 and $107,915 for the three and nine months ended September 30, 2018 and $27,800 and $86,695 for the three and nine months ended September 30, 2017. Because the Company has entered into an agreement with CMFG Life to cede 100% of this business, this expense is ceded and does not impact the statement of operations and comprehensive income (loss).